Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of Warrants
Amount Registered | shares	38,317,241
Proposed Maximum Offering Price per Unit	0.97
Maximum Aggregate Offering Price	$ 37,167,723.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,132.86
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminate number of additional shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents 120% of the maximum number of Class A ordinary shares that may be issuable upon exercise of the Warrants (after giving effect to the number of Class A ordinary shares that were registered on a prior registration statement (File No. 333-291851), based on the initial exercise price floor contained in the Warrants.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high ($1.13) and low ($0.819) prices of the Class A ordinary shares as reported on the Nasdaq Capital Market on June 8, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission in accordance with Rule 457(c) under the Securities Act).